INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2025 ha R$ / shares
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Average Exchange Rate | ha	5,460
Weighted Average Cost of Capital, Post Tax Percentage	8.87%
Weighted Average Cost of Capital, Pre-Tax Percentage	12.30%
After-tax discount rate applied to cash flow projections of both cash-generating units is higher than management's estimates	1.00%
Top of range
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Weighted Average Cost of Capital, Post Tax Percentage	9.87%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Weighted Average Cost of Capital, Post Tax Percentage	8.87%
Foreign market
Disclosure of detailed information about intangible assets [line items]
Net Average Pulp Price	634,300
Domestic market (Brazil)
Disclosure of detailed information about intangible assets [line items]
Net Average Pulp Price	681,400